Touchstone Small Company Fund Expense Example, No Redemption - Touchstone Small Company Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 199
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,095
Expense Example, No Redemption, 10 Years	$ 2,372